Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Clarivate Analytics Plc
Entity Central Index Key	0001764046
Document Type	F-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	Amended to revise non-material errors in preparing XBRL
Entity Emerging Growth Company	true
Entity Ex Transition Period	true